Series A Notes, Net Of Current Maturities (Schedule Of Future Principal Payments For The Series A Notes) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
2015 - current maturities	$ 48,078
2016	164,793
2017	664
2018	514
Series A
Debt Instrument [Line Items]
2015 - current maturities	55,533
2016	55,533
2017	55,533
2018	55,533
2019	$ 55,533